TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for Expected Credit Losses [Line Items]
Allowance for doubtful debts	$ 6,988	$ 9,171
Trade receivables
Allowance for Expected Credit Losses [Line Items]
Allowance for Doubtful Accounts, Premiums and Other Receivables	0	0
Accounts Receivable, Allowance for Credit Loss, Current	100	0
Other receivables
Allowance for Expected Credit Losses [Line Items]
Allowance for Doubtful Accounts, Premiums and Other Receivables	0	0
Accounts Receivable, Allowance for Credit Loss, Current	$ 500	$ 900